Retirement Benefit Obligations - Summary of Impact of Movement in Principal Actuarial Assumptions (Parenthetical) (Detail) - Investments quoted in active markets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-Government debt instruments
Split of scheme assets [line items]
Scheme assets	$ 491	$ 557
Government debt instruments
Split of scheme assets [line items]
Scheme assets	$ 991	$ 1,317